Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment
Schedule of property, plant and equipment

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Others Equipment	Assets under contruction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2023
Historic cost	862,106,306	813,091,440	253,015,079	164,415,831	211,047,748	91,014,222	48,703,198	2,443,393,824
Accumulated depreciation	(280,605,555)	(443,288,574)	(169,929,241)	(113,197,301)	-	(61,286,848)	(18,240,003)	(1,086,547,522)
Book Value	581,500,751	369,802,866	83,085,838	51,218,530	211,047,748	29,727,374	30,463,195	1,356,846,302

As of December 31, 2023
Additions	-	-	-	-	138,289,044	-	-	138,289,044
Additions for business combinations (cost) (2)	181,006	534,269	-	-	-	79,094	-	794,369
Additions for business combinations (depreciation) (2)	(18,054)	(100,613)	-	-	-	(20,076)	-	(138,743)
Transfers	48,036,193	67,714,703	26,923,762	18,748,098	(174,281,473)	12,850,863	7,854	-
Transfers to Non-current assets of disposal groups classified as held for sale (cost) (3)	(20,207,777)	-	-	-	-	-	-	(20,207,777)
Conversion effect historic (cost)	(63,104,205)	(113,528,101)	(67,485,035)	(15,443,833)	(30,065,398)	(1,280,069)	(6,081,394)	(296,988,035)
Divestitures (cost)	(409,818)	(3,694,017)	(1,745,448)	(1,013,849)	-	(469,211)	-	(7,332,343)
Divestitures (depreciation)	375,578	3,245,257	1,568,049	1,013,399	-	433,053	-	6,635,336
Capitalized interests	-	-	-	-	761,764	-	-	761,764
Depreciation	(24,989,553)	(33,391,578)	(21,216,223)	(13,532,247)	-	(9,853,805)	(1,982,689)	(104,966,095)
Conversion effect (depreciation)	3,365,254	16,180,666	26,110,062	9,095,329	-	280,915	900,299	55,932,525
Others increases (decreases) (1)	36,545,275	63,049,635	25,926,231	2,886,596	13,403,899	65,091	3,686,922	145,563,649
Write-off (cost)	(1,916,386)	(2,683,843)	(7,033,035)	(3,109,155)	-	(577,033)	(2,919,093)	(18,238,545)
Write-off (depreciation)	1,823,097	2,519,811	6,862,886	2,917,906	-	519,197	2,393,347	17,036,244
Sub-Total	(20,319,390)	(153,811)	(10,088,751)	1,562,244	(51,892,164)	2,028,019	(3,994,754)	(82,858,607)
Book Value	561,181,361	369,649,055	72,997,087	52,780,774	159,155,584	31,755,393	26,468,441	1,273,987,695

As of December 31, 2023
Historic cost	861,973,319	829,082,360	229,128,739	167,059,351	159,155,584	102,103,144	44,781,726	2,393,284,223
Accumulated depreciation	(300,791,958)	(459,433,305)	(156,131,652)	(114,278,577)	-	(70,347,751)	(18,313,285)	(1,119,296,528)
Book Value	561,181,361	369,649,055	72,997,087	52,780,774	159,155,584	31,755,393	26,468,441	1,273,987,695

As of December 31, 2024
Additions	-	-	-	-	151,398,096	-	-	151,398,096
Additions for business combinations (cost) (2)	88,470,136	72,966,245	2,649,396	8,561,542	551,780	4,057,829	-	177,256,928
Additions for business combinations (depreciation) (2)	(84,333,663)	(67,937,215)	(2,480,683)	(5,769,867)	-	(2,067,644)	-	(162,589,072)
Transfers	62,753,106	85,199,469	18,204,523	21,287,171	(207,075,134)	12,757,139	6,873,726	-
Transfers to Non-current assets of disposal groups classified as held for sale (cost) (3)	(506,853)	-	-	-	-	-	-	(506,853)
Conversion effect historic (cost)	(9,232,020)	(13,285,027)	(5,496,314)	330,494	(1,244,492)	(65,992)	(601,347)	(29,594,698)
Divestitures (cost)	(83,937)	(2,982,441)	(2,818,278)	(1,010,239)	-	(522,389)	-	(7,417,284)
Divestitures (depreciation)	82,156	2,799,668	2,714,634	993,355	-	498,166	-	7,087,979
Capitalized interests	-	-	-	-	897,679	-	-	897,679
Depreciation	(27,890,418)	(47,667,987)	(29,209,087)	(17,226,695)	-	(10,169,683)	(2,420,023)	(134,583,893)
Conversion effect (depreciation)	5,517,420	3,330,929	1,335,164	(402,828)	-	(80,968)	125,371	9,825,088
Others increases (decreases) (1)	63,120,877	105,791,787	40,340,406	4,979,101	17,290,371	1,737,930	4,840,400	238,100,872
Write-off (cost)	(140,144)	(978,499)	(9,870,685)	(7,368,902)	-	(2,292,147)	(1,429,284)	(22,079,661)
Write-off (depreciation)	140,084	816,166	9,563,494	7,177,329	-	2,066,297	1,162,203	20,925,573
Sub-Total	97,896,744	138,053,095	24,932,570	11,550,461	(38,181,700)	5,918,538	8,551,046	248,720,754
Book Value	659,078,105	507,702,150	97,929,657	64,331,235	120,973,884	37,673,931	35,019,487	1,522,708,449

As of December 31, 2024
Historic cost	1,068,381,138	1,079,935,259	273,594,861	194,175,897	120,973,884	118,295,809	57,107,074	2,912,463,922
Accumulated depreciation	(409,303,033)	(572,233,109)	(175,665,204)	(129,844,662)	-	(80,621,878)	(22,087,587)	(1,389,755,473)
Book Value	659,078,105	507,702,150	97,929,657	64,331,235	120,973,884	37,673,931	35,019,487	1,522,708,449
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”
(2)	See Note 1 - General information, letter C), number (5) for 2023 and numbers (4) and (12) for 2024.
(3)	See Note 14 - Non-current assets of disposal groups classified as held for sale.

Schedule of balance of land

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Land	277,836,130	253,143,223
Total	277,836,130	253,143,223

Schedule of depreciation for net income and other assets

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Recognized in net incomes (*)	133,733,218	103,974,693
Recognized in others assets	850,675	991,402
Total	134,583,893	104,966,095
(*)	Includes ThCh$ 1,092,661 (ThCh$ 1,724,762 as of December 31, 2023) of depreciation of agricultural assets (barrels), related to the cost of selling wine.